                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-6269
                   (Investment Company Act File Number)

                           Cash Trust Series II
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 5/31/04

            Date of Reporting Period: Six months ended 11/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Municipal Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.007	0.014	0.034	0.031	0.027
Less Distributions:
Distributions from net investment income	(0.002)	(0.007)	(0.014)	(0.034)	(0.031)	(0.027)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.18%	0.75%	1.46%	3.44%	3.14%	2.76%

Ratios to Average Net Assets:

Expenses	0.81%[2]	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	0.36%[2]	0.74%	1.44%	3.35%	3.12%	2.72%

Expense waiver/reimbursement[3]	0.03%[2]	0.03%	0.03%	0.04%	0.06%	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$433,063	$407,992	$451,767	$460,244	$364,467	$257,445

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

November 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.0%[1]
		Alabama--2.6%
$285,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$285,000
2,620,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,620,000
1,340,000		Birmingham, AL, IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	1,340,000
4,500,000		Gadsden, AL, IDB, IDRBs (Series 1997), Weekly VRDNs (Chicago Steel, (Alabama) LLC)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,500,000
575,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	575,000
2,120,000		Perry County, AL, IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	2,120,000

		TOTAL	11,440,000

		Alaska--0.7%
3,000,000		Valdez, AK, Marine Terminal, (1994 Series A), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	3,001,248

		Arizona--6.1%
1,000,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	1,000,000
2,400,000		Casa Grande, AZ, IDA, (Series 2002A), Weekly VRDNs (Price Companies, Inc.)/(Bank of America N.A. LOC)	2,400,000
1,974,000		Chandler, AZ, IDA, (Series 1999A), Weekly VRDNs (South Bay Circuits, Inc.)/(Comerica Bank - California LOC)	1,974,000
700,000		Glendale, AZ, IDA, (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	700,000
1,400,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)	1,400,000
250,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	250,000
1,290,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	1,290,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds, (Series 2002), Weekly VRDNs (San Remo Apartments, LP)/(FNMA LOC)	3,400,000
4,000,000		Maricopa County, AZ, IDA, San Fernando Apartments, (Series 2003), 1.20% TOBs (Transamerica Life Insurance and Annuity Co.) 6/14/2004	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$1,205,000		Pima County, AZ, IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	$1,205,000
2,200,000		Pima County, AZ, IDA, FR/RI-L21, (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	2,200,000
1,004,000		Pima County, AZ, IDA, SFM (PA-159) Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ)	1,004,000
1,845,000		Sierra Vista, AZ, IDA, (Series 2001A: Mountain Steppes Apartments), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC)	1,845,000
1,800,000		Tempe, AZ, IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	1,800,000
1,700,000		Tucson, AZ, IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/ (Federal Home Loan Mortgage Corp. LOC)	1,700,000

		TOTAL	26,168,000

		Arkansas--4.0%
4,100,000		Arkansas Development Finance Authority, (Series 1999A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	4,100,000
1,225,000		Arkansas Development Finance Authority, (Series 2000A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,225,000
6,500,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	6,500,000
1,620,000		Clark County, AR, (Series 2003), Weekly VRDNs (Alcoa, Inc.)	1,620,000
4,000,000		Nashville, AR, (Series 2000), Weekly VRDNs (Ox Bodies)/(Regions Bank, Alabama LOC)	4,000,000

		TOTAL	17,445,000

		California--6.1%
4,375,000		California State, (Series 2003 FR/RI-L19J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,375,000
5,625,000	[2]	California State, RAWs (Series 2003 FR/RI-F11J), 1.10% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 12/16/2003	5,625,000
5,500,000		California State, Revenue Anticipation Warrants (Series 2003A), 2.00% RANs (Bank of America N.A., Citibank NA, New York, Goldman Sachs & Co. and Morgan Stanley & Co., Inc. LIQs), 6/16/2004	5,526,238
9,960,000		California Statewide Communities Development Authority (Series 2003C), Weekly VRDNs (Kaiser Permanente)	9,960,000
1,001,138		Koch Floating Rate Trust (California Non-AMT) (Series 1998-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,001,138

		TOTAL	26,487,376

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Colorado--0.8%
$1,515,000		Colorado HFA, (Series 1996), Weekly VRDNs (Neppl-Springs Fabrication)/(U.S. Bank N.A., Cincinnati LOC)	$1,515,000
1,760,000		Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC)	1,760,000

		TOTAL	3,275,000

		District of Columbia--1.9%
3,300,000		District of Columbia HFA, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,300,000
5,000,000		District of Columbia, (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	5,000,000

		TOTAL	8,300,000

		Florida--1.7%
4,000,000		Greater Orlando (FL) Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron, Inc. GTD)	4,000,000
3,250,000		Lee County, FL, Solid Waste System, (Series 2003 FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	3,250,000

		TOTAL	7,250,000

		Georgia--4.5%
2,400,000		Fulton County, GA, IDA, (Series 1989), Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC)	2,400,000
13,750,000		Savannah, GA, EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	13,750,000
3,500,000		Savannah, GA, EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	3,500,000

		TOTAL	19,650,000

		Idaho--0.9%
4,000,000		Minidoka County, ID, IDC, (Series 1998), Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC)	4,000,000

		Illinois--3.1%
3,500,000		Aurora City, IL, (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC)	3,500,000
6,180,000	[2]	Chicago, IL, Board of Education, MERLOTS (Series 2001-A64), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,180,000
2,410,000	[2]	Illinois Housing Development Authority, MERLOTS (Series 2000 UUU), 1.30% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	2,410,000
1,409,000		Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc. Project)/(Bank One N.A. (Chicago) LOC)	1,409,000

		TOTAL	13,499,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--3.3%
$1,100,000		Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(Lasalle Bank, N.A. LOC)	$1,100,000
2,418,000		Franklin, IN, Lakeview I Apartments (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(Federal Home Loan Bank of Indianapolis LOC)	2,418,000
1,500,000		Huntington, IN, (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	1,500,000
700,000		Indiana Development Finance Authority, Economic Development Revenue Refunding Bonds Weekly VRDNs (T. M. Morris Manufacturing Co., Inc. Project)/(Bank One N.A. (Chicago) LOC)	700,000
1,865,000		Indianapolis, IN, (Series 1991), Weekly VRDNs (Cantor & Coleman II Project)/ (Bank One N.A. (Chicago) LOC)	1,865,000
1,100,000		Tippecanoe County, IN, Economic Development Revenue Weekly VRDNs (Lafayette Venetian Blind)/(PNC Bank, N.A. LOC)	1,100,000
585,000		Tipton, IN, (Series 1997), Weekly VRDNs (MCJS LLC)/(Bank One N.A. (Chicago) LOC)	585,000
3,000,000		Valparaiso, IN, Community Schools, 2.25% TANs, 12/31/2003	3,002,066
1,770,000		Winamac, IN, (Series 1997), Weekly VRDNs (Pulaski Health Foundation, Inc.)/ (Key Bank, N.A. LOC)	1,770,000

		TOTAL	14,040,066

		Iowa--0.2%
1,050,000		Iowa Finance Authority, (Series 1998), Weekly VRDNs (Schumacher Elevator)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,050,000

		Kansas--0.2%
825,000		Olathe, KS, (Series 1998), Weekly VRDNs (Eskridge, Inc.)/(Commerce Bank, Kansas City, N.A. LOC)	825,000

		Kentucky--2.3%
540,000		Boone County, KY, (Series 1996), Weekly VRDNs (Western States Envelope Co.)/(Bank One N.A. (Chicago) LOC)	540,000
1,000,000		Boyd County, KY, (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.)	1,000,000
3,500,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	3,500,000
120,000		Henderson City, KY, (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(SunTrust Bank LOC)	120,000
725,000		Jefferson County, KY, Weekly VRDNs (Advanced Filtration, Inc.)/(Bank One N.A. (Chicago) LOC)	725,000
3,193,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	3,193,000
725,000		Muhlenberg County, KY, (Series 1997), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	725,000
315,000		Muhlenberg County, KY, (Series A) Weekly VRDNs (Plastic Products Co. Project)/ (Wells Fargo Bank Minnesota N.A. LOC)	315,000

		TOTAL	10,118,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--0.2%
$800,000		Ouachita Parish, LA, IDB, (Series 1997), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Bank One N.A. (Chicago) LOC)	$800,000

		Maryland--1.2%
925,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	925,000
4,380,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,380,000

		TOTAL	5,305,000

		Massachusetts--0.8%
3,500,000		Fitchburg, MA, 2.00% BANs, 10/22/2004	3,524,701

		Michigan--0.6%
2,500,000		Detroit, MI, Economic Development Corp., Resource Recovery MERLOTS (Series 2000-A90), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000

		Minnesota--0.1%
445,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota N.A., LOC)	445,000

		Mississippi--1.3%
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,420,000
2,435,000	[2]	Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), 1.35% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 2/25/2004	2,435,000
800,000		Senatobia, MS Weekly VRDNs (Deltona Lighting Products, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	800,000

		TOTAL	5,655,000

		Multi State--13.7%
3,076,000		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,076,000
3,000,000		BNY Municipal Certificates Trust (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,000,000
1,000,000		Charter Mac Floater Certificates Trust I, (Nat-2 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$7,000,000		Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	$7,000,000
12,794,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	12,794,000
16,675,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQs)	16,675,000
3,080,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,080,000
3,205,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	3,205,000
2,870,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	2,870,000
975,000	[2]	Palm Beach County, FL, HFA, MERLOTS (Series 2001 A-71), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 10/10/2004	975,000
5,830,000		Roaring Fork Municipal Products LLC (Series 2000-12), Weekly VRDNs (Bank of New York LIQ)	5,830,000

		TOTAL	59,505,000

		Nevada--0.7%
3,140,000		Clark County, NV, (Series 1997A), 1.15% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	3,140,000

		New Hampshire--0.2%
688,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	688,000

		New Jersey--0.6%
2,766,500		Beachwood, NJ, 1.75% BANs, 9/1/2004	2,779,453

		New York--4.1%
3,650,000		New York City, NY, (1995 Series A), 7.00% Bonds, 8/1/2004	3,787,844
14,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	14,000,000

		TOTAL	17,787,844

		North Carolina--0.8%
3,500,000		Montgomery County, NC, Industrial Facilities and Pollution Control Financing Authority, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	3,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--14.5%
$1,875,000		Barberton, OH, 2.00% BANs, 12/4/2003	$1,875,084
1,500,000		Belmont County, OH, (Third Series), 1.40% BANs, 3/17/2004	1,501,124
2,500,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	2,500,000
5,000,000		Cuyahoga County, OH, Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	5,000,000
500,000		Cuyahoga County, OH, Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	500,000
4,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	4,000,000
7,000,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	7,000,000
2,500,000		Garfield Heights, OH, City School District, 1.85% BANs, 1/22/2004	2,501,225
400,000		Hamilton Ohio Multifamily, (Series 2003B), Weekly VRDNs (Knollwood Crossing II Apartments)/(Federal Home Loan Bank of Indianapolis LOC)	400,000
2,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/ (SunTrust Bank LOC)	2,000,000
3,500,000		Lake County, OH, Weekly VRDNs (Lake County, OH Hospital System, Inc.)/ (Radian Asset Assurance INS)/(Fleet National Bank LIQ)	3,500,000
3,000,000		Lakewood, OH, City School District, 1.50% BANs, 3/16/2004	3,003,871
3,000,000		Mansfield, OH, Justice Center (Series 2003), 1.70% BANs, 3/4/2004	3,004,030
1,500,000		Maple Heights, OH, City School District, 1.35% BANs, 4/30/2004	1,500,546
2,000,000		Mason, OH, Road Improvements, 1.39% BANs, 5/27/2004	2,002,396
750,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	750,000
5,300,000		Ohio Waste Development Authority Solid Waste, Refunding (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP Amoco PLC GTD)	5,300,000
1,720,000		Perrysburg, OH, 1.50% BANs, 6/17/2004	1,723,695
1,325,000		Ross County, OH, 1.40% BANs, 6/3/2004	1,326,785
8,790,000		Trumbull County, OH, 1.37% BANs, 4/8/2004	8,795,188
1,850,000		Wood County, OH, (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	1,850,000
2,740,000		Youngstown, OH, (Series 1996A), Weekly VRDNs (Cantar/Polyair Corp./ Performa Corp.)/(HSBC Bank USA LOC)	2,740,000

		TOTAL	62,773,944

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oregon--0.6%
$1,040,000		Oregon State Economic & Community Development Commission, (Series 191), Weekly VRDNs (Western Oregon Door LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	$1,040,000
1,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	1,500,000

		TOTAL	2,540,000

		Pennsylvania--0.8%
3,025,000		Montgomery County, PA, IDA, (Series 2000), Weekly VRDNs (American Foodservice Corp.)/(Wachovia Bank N.A. LOC)	3,025,000
100,000		Pennsylvania EDFA, Weekly VRDNs (Respironics, Inc.)/(PNC Bank, N.A. LOC)	100,000
370,000		Pennsylvania EDFA, (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)	370,000

		TOTAL	3,495,000

		Rhode Island--0.7%
2,955,000		Warwick, RI, Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,955,000

		South Carolina--2.7%
1,000,000		Berkeley County, SC, IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	1,000,000
8,000,000		Berkeley County, SC, IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	8,000,000
2,500,000		York County, SC, School District No. 003, 3.00% Bonds, 3/1/2004	2,511,969

		TOTAL	11,511,969

		Tennessee--2.2%
475,000		Benton County TN, IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	475,000
800,000		Chattanooga, TN, IDB, Industrial Development Variable Rate Demand Revenue Bonds (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	800,000
1,075,000		Chattanooga, TN, IDB, Revenue Bonds (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,075,000
2,895,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(Bank One N.A. (Chicago) LOC)	2,895,000
3,100,000		Union City, TN, IDB, (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC)	3,100,000
1,000,000		Union County, TN, IDB, (Series 1995), Weekly VRDNs (Cooper Container Corporation Project)/(SunTrust Bank LOC)	1,000,000

		TOTAL	9,345,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--7.4%
$2,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	$2,000,000
1,000,000		Brazos Harbor, TX, Industrial Development Corp., (Series 2003), 1.375% TOBs (ConocoPhillips), Mandatory Tender 8/1/2004	1,000,000
3,000,000		Harris County, TX, HFDC, (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	3,000,000
2,104,000		Harris County, TX, HFDC, Roaring Forks Certificates (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,104,000
3,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.20% TOBs (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/11/2004	3,000,000
4,000,000	[2]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 1.07% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	4,000,000
1,465,000		Tarrant County, TX, IDC Weekly VRDNs (Holden Business Forms)/(Lasalle Bank, N.A. LOC)	1,465,000
4,975,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 1.25% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/11/2004	4,975,000
2,600,000	[2]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	2,600,000
8,000,000		Texas State, 2.00% TRANs, 8/31/2004	8,050,645

		TOTAL	32,194,645

		Virginia--4.7%
4,500,000		Alexandria, VA, Redevelopment and Housing Authority, PT-1444 Weekly VRDNs (Park at Landmark)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,500,000
750,000		Campbell County, VA, IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	750,000
3,000,000		Fairfax County, VA, EDA, (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	3,000,000
1,000,000		Fredericksburg, VA, IDA, (Series 2001 A-1), Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC)	1,000,000
4,000,000		Halifax, VA, IDA, MMMs, PCR (Series 1992), 1.21% CP (Virginia Electric & Power Co.), Mandatory Tender 2/12/2004	4,000,000
5,000,000		Henrico County, VA, EDA, (Series 2003), Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC)	5,000,000
2,000,000		Newport News, VA, Redevelopment & Housing Authority, (Series 2001), Weekly VRDNs (Newport-Oxford Associates LLP)/(Federal Home Loan Mortgage Corp. LOC)	2,000,000

		TOTAL	20,250,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--1.2%
$5,000,000	[2]	Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A116), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	$5,000,000

		West Virginia--0.9%
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC)	3,760,000

		Wisconsin--0.6%
1,700,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(Toronto Dominion Bank LOC)	1,700,000
1,030,000		Wisconsin Housing & EDA, Business Development Revenue Bonds (Series 1995), Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/ (U.S. Bank N.A., Cincinnati LOC)	1,030,000

		TOTAL	2,730,000

		TOTAL INVESTMENTS--99.0% (AT AMORTIZED COST)[3]	428,734,246

		OTHER ASSETS AND LIABILITIES -- NET--1.0%	4,328,721

		TOTAL NET ASSETS--100%	$433,062,967

Securities that are subject to the federal alternative minimum tax (AMT) represent 58.6% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
96.8%	3.2%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2003, these securities amounted to $39,200,000 which represents 9.1% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
RAWs	-- Revenue Anticipation Warrants
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$428,734,246
Cash		3,206,717
Income receivable		1,280,413
Receivable for shares sold		332

TOTAL ASSETS		433,221,708

Liabilities:
Income distribution payable	$51,087
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	15,672
Payable for Directors'/Trustees' fees	254
Payable for portfolio accounting fees (Note 5)	6,589
Payable for distribution services fee (Note 5)	70,804
Payable for share registration costs	6,177
Payable for printing and postage	5,797
Accrued expenses	2,361

TOTAL LIABILITIES		158,741

Net assets for 433,066,604 shares outstanding		$433,062,967

Net Assets Consist of:
Paid in capital		$433,063,803
Accumulated net realized loss on investments		(769)
Distributions in excess of net investment income		(67)

TOTAL NET ASSETS		$433,062,967

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$433,062,967 ÷ 433,066,604 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2003 (unaudited)

Investment Income:
Interest			$2,533,357

Expenses:
Investment adviser fee (Note 5)		$1,078,376
Administrative personnel and services fee (Note 5)		163,852
Custodian fees		10,334
Transfer and dividend disbursing agent fees and expenses (Note 5)		53,068
Directors'/Trustees' fees		3,817
Auditing fees		5,595
Legal fees		3,744
Portfolio accounting fees (Note 5)		40,610
Distribution services fee (Note 5)		431,351
Share registration costs		8,618
Printing and postage		9,219
Insurance premiums		948
Miscellaneous		2,339

TOTAL EXPENSES		1,811,871

Waivers (Note 5):
Waiver of investment adviser fee	$(47,548)
Waiver of administrative personnel and services fee	(1,310)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,475)

TOTAL WAIVERS		(54,333)

Net expenses			1,757,538

Net investment income			775,819

Net realized loss on investments			(2,662)

Change in net assets resulting from operations			$773,157

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2003	Year Ended 5/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$775,819	$3,233,984
Net realized gain (loss) on investments	(2,662)	1,893

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	773,157	3,235,877

Distributions to Shareholders:
Distributions from net investment income	(776,305)	(3,233,565)

Share Transactions:
Proceeds from sale of shares	908,852,434	1,836,612,431
Net asset value of shares issued to shareholders in payment of distributions declared	812,286	3,209,493
Cost of shares redeemed	(884,590,736)	(1,883,599,282)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,073,984	(43,777,358)

Change in net assets	25,070,836	(43,775,046)

Net Assets:
Beginning of period	407,992,131	451,767,177

End of period (including distributions in excess of net investment income and undistributed net investment income of $(67) and $419, respectively)	$433,062,967	$407,992,131

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003 (unaudited)

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 2003, capital paid-in aggregated $433,063,803.

Transactions in capital stock were as follows:

	Six Months Ended 11/30/2003		Year Ended 5/31/2003
	Shares	Amount	Shares	Amount
Shares sold	908,852,434	$908,852,434	1,836,612,431	$1,836,612,431
Shares issued to shareholders in payment of distributions declared	812,286	812,286	3,209,493	3,209,493
Shares redeemed	(884,590,736)	(884,590,736)	(1,883,596,481)	(1,883,599,282)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	25,073,984	$25,073,984	(43,774,557)	$(43,777,358)

4. FEDERAL TAX INFORMATION

At May 31, 2003, the Fund had a capital loss carryforward of $908, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise by necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $40,000 per each additional class of Shares.

For the six months ended November 30, 2003, the fees paid to FAS and FServ were $26,977 and $135,565, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the six months ended November 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $536,648,000 and $675,570,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147552103

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

1121604 (1/04)

Federated Investors
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.007	0.018	0.051	0.046	0.043
Net realized and unrealized gain (loss) on investments	0.000 [1]	0.001	0.000 [1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.001	0.008	0.018	0.051	0.046	0.043

Less Distributions:
Distributions from net investment income	(0.001)	(0.007)	(0.018)	(0.051)	(0.046)	(0.043)
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.001)	(0.008)	(0.018)	(0.051)	(0.046)	(0.043)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.13%	0.78%	1.79%	5.27%	4.66%	4.39%

Ratios to Average Net Assets:

Expenses	0.83%[3]	0.83%	0.83%	0.83%	0.83%	0.83%

Net investment income	0.23%[3]	0.74%	1.49%	5.18%	4.60%	4.28%

Expense waiver/reimbursement[4]	0.02%[3]	0.01%	0.01%	0.04%	0.04%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$302,904	$381,494	$437,078	$153,744	$309,959	$233,037

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

November 30, 2003 (unaudited)

Principal Amount			Value
		U.S. TREASURY--27.5%
		U.S. Treasury Bills--3.5%[1]
$10,500,000		0.830% - 0.950%, 12/26/2003 -- 1/22/2004	$10,488,632

		U.S. Treasury Notes--24.0%
72,292,000		1.875% - 4.750%, 1/31/2004 -- 11/30/2004	72,758,862

		TOTAL U.S. TREASURY	83,247,494

		REPURCHASE AGREEMENTS--71.1%
10,000,000		Interest in $450,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.030%, dated 11/28/2003, to be repurchased at $10,000,858 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/27/2004	10,000,000
10,000,000		Interest in $650,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.040%, dated 11/28/2003, to be repurchased at $10,000,867 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	10,000,000
10,000,000		Interest in $600,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.040%, dated 11/28/2003, to be repurchased at $10,000,867 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 12/26/2003	10,000,000
10,000,000		Interest in $750,000,000 joint repurchase agreement with Banc of America LLC, 1.020%, dated 11/28/2003, to be repurchased at $10,000,850 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	10,000,000
10,000,000		Interest in $200,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.000%, dated 11/28/2003, to be repurchased at $10,000,833 on 12/1/2003, collateralized by a U.S. Treasury Note maturing 11/15/2006	10,000,000
59,486,000		Interest in $1,410,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.030%, dated 11/28/2003, to be repurchased at $59,491,106 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029	59,486,000
10,000,000		Interest in $300,000,000 joint repurchase agreement with CIBC World Markets Corp, 1.030%, dated 11/28/2003, to be repurchased at $10,000,858 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2011	10,000,000
10,000,000		Interest in $650,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.030%, dated 11/28/2003, to be repurchased at $10,000,858 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 1/15/2010	10,000,000
23,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.980%, dated 10/23/2003, to be repurchased at $23,043,202 on 12/31/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	23,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.030%, dated 11/28/2003, to be repurchased at $10,000,858 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2027	10,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$10,000,000		Interest in $650,000,0000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.030%, dated 11/28/2003, to be repurchased at $10,000,858 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 1/1/2008	$10,000,000
10,000,000		Interest in $550,000,000 joint repurchase agreement with Societe Generale, London, 1.030%, dated 11/28/2003, to be repurchased at $10,000,858 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023	10,000,000
3,000,000	[2]	Interest in $150,000,000 joint repurchase agreement with UBS Warburg LLC, 0.990%, dated 10/3/2003, to be repurchased at $3,007,508 on 1/5/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/19/2004	3,000,000
5,000,000	[2]	Interest in $300,000,000 joint repurchase agreement with UBS Warburg LLC, 0.990%, dated 9/24/2003, to be repurchased at $5,013,063 on 12/29/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2008	5,000,000
15,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 0.990%, dated 11/28/2003, to be repurchased at $15,001,238 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2012	15,000,000
10,000,000		Interest in $650,000,000 joint repurchase agreement with Westdeutsche Landesbank Girozentrale, New York, 1.040%, dated 11/28/2003, to be repurchased at $10,000,867 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2023	10,000,000

		TOTAL REPURCHASE AGREEMENTS	215,486,000

		TOTAL INVESTMENTS--98.6% (AT AMORTIZED COST)[3]	298,733,494

		OTHER ASSETS AND LIABILITIES - NET--1.4%	4,170,611

		TOTAL NET ASSETS--100%	$302,904,105

1 Each issue shows the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$215,486,000
Investments in securities	83,247,494

Total investments in securities, at amortized cost and value		$298,733,494
Income receivable		801,589
Receivable for investments sold		3,500,000
Receivable for shares sold		14,313

TOTAL ASSETS		303,049,396

Liabilities:
Income distribution payable	48,297
Payable to bank	7,735
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	28,989
Payable for portfolio accounting fees (Note 4)	2,793
Payable for distribution services fee (Note 4)	50,921
Accrued expenses	6,556

TOTAL LIABILITIES		145,291

Net assets for 302,901,380 shares outstanding		$302,904,105

Net Assets Consist of:
Paid in capital		$302,901,380
Undistributed net investment income		2,725

TOTAL NET ASSETS		$302,904,105

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$302,904,105 ÷ 302,901,380 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2003 (unaudited)

Investment Income:
Interest			$1,752,850

Expenses:
Investment adviser fee (Note 4)		$825,545
Administrative personnel and services fee (Note 4)		125,402
Custodian fees		19,004
Transfer and dividend disbursing agent fees and expenses (Note 4)		51,165
Directors'/Trustees' fees		3,787
Auditing fees		6,017
Legal fees		2,431
Portfolio accounting fees (Note 4)		39,649
Distribution services fee (Note 4)		318,660
Share registration costs		11,989
Printing and postage		5,576
Insurance premiums		929
Miscellaneous		9,182

TOTAL EXPENSES		1,419,336

Waivers (Note 4):
Waiver of investment adviser fee	$(39,865)
Waiver of administrative personnel and services fee	(976)

TOTAL WAIVERS		(40,841)

Net expenses			1,378,495

Net investment income			374,355

Net realized gain on investments			40,561

Change in net assets resulting from operations			$414,916

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2003	Year Ended 5/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$374,355	$2,865,986
Net realized gain on investments	40,561	218,855

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	414,916	3,084,841

Distributions to Shareholders:
Distributions from net investment income	(400,106)	(2,837,510)
Distributions from net realized gain on investments	(40,561)	(218,855)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(440,667)	(3,056,365)

Share Transactions:
Proceeds from sale of shares	912,659,628	1,809,944,342
Net asset value of shares issued to shareholders in payment of distributions declared	88,225	651,754
Cost of shares redeemed	(991,311,509)	(1,866,209,056)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(78,563,656)	(55,612,960)

Change in net assets	(78,589,407)	(55,584,484)

Net Assets:
Beginning of period	381,493,512	437,077,996

End of period (including undistributed net investment income of $2,725 and $28,476, respectively)	$302,904,105	$381,493,512

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003 (unaudited)

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are accreted/amortized.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 2003, capital paid-in aggregated $302,901,380. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2003	Year Ended 5/31/2003
Shares sold	912,659,628	1,809,944,342
Shares issued to shareholders in payment of distributions declared	88,225	651,754
Shares redeemed	(991,311,509)	(1,866,209,056)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(78,563,656)	(55,612,960)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Service Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended November 1, 2003, the fees paid to FAS and FServ were $20,105 and $104,321, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147552301

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

1121606 (1/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series II

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 27, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 27, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 27, 2004